SHARE REPURCHASE PROGRAM (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011 American Depository Shares (ADS)	Aug. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2012 Ordinary Shares
Share repurchase program
Amount approved for share buy-back			$ 15,000	$ 5,000
Value of shares repurchased	$ 1,394	$ 12,835			$ 12,835	$ 14,229
Number of ADSs shares repurchased						1,700,000	10,400,000